RELATED PARTY TRANSACTIONS (Details) - Key Management Personnel - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS (Details) - Key Management Personnel [Line Items]
Borrowings, interest rate	2.57%	2.68%	2.43%
Deposits from customers	£ 421,320,000	£ 418,066,000
525110 Pension Funds [Member]
RELATED PARTY TRANSACTIONS (Details) - Key Management Personnel [Line Items]
Deposits from customers	169,000	225,000
Contract liabilities	127,000	79,000
Key management personnel of entity or parent [member]
RELATED PARTY TRANSACTIONS (Details) - Key Management Personnel [Line Items]
Payment for Pension Benefits			£ 50
Interest rate on deposits	3.00%	3.50%	4.00%
Key management personnel of entity or parent [member] | Bottom of range [member]
RELATED PARTY TRANSACTIONS (Details) - Key Management Personnel [Line Items]
Borrowings, interest rate	6.45%	6.70%	6.45%
Key management personnel of entity or parent [member] | Top of range [member]
RELATED PARTY TRANSACTIONS (Details) - Key Management Personnel [Line Items]
Borrowings, interest rate	24.20%	24.20%	23.95%
Directors and connected persons [member]
RELATED PARTY TRANSACTIONS (Details) - Key Management Personnel [Line Items]
Outstanding commitments made by entity, related party transactions	£ 600	£ 500	£ 10